Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
596155			xxx	Application Date	xxx	xxx
596155			xxx	Borrower 1 Origination FICO	xxx	xxx
596155			xxx	Qualifying FICO	xxx	xxx
941246			xxx	Qualifying Housing Debt Income Ratio	47.25	43.95	Confirmed true data using the most recent 12 months business bank statements to average the income. The lender did not use the most recent per lender's worksheet provided.
941246			xxx	Qualifying Total Debt Income Ratio	47.53	44.21	Confirmed true data using the most recent 12 months business bank statements to average the income. The lender did not use the most recent per lender's worksheet provided.